Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Premises and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Components of premises and equipment at December 31 are as follows:

	2014	2013
	(In Thousands)
Land and improvements	$2,275	$2,272
Buildings and improvements	9,723	9,659
Furniture and equipment	4,332	4,218
	16,330	16,149
Accumulated depreciation	(9,596)	(9,024)

	$6,734	$7,125

Operating Leases of Lessee Disclosure [Table Text Block]

2015	$338
2016	268
2017	218
2018	219
2019	224
Thereafter	2,016
$3,283